Other Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Other Liabilities Disclosure [Abstract]
Beginning Balance	$ 7,511
Increases for positions related to the current period	4,066
Changes for positions taken in prior periods	388
Decreases related to statute of limitations	(121)
Ending Balance	$ 11,844